UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International Growth and Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock International Growth and Income Trust (BGY)
(unaudited)	(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—87.5%
		Common Stocks—87.5%
		Australia—2.6%
726,400		QBE Insurance Group Ltd.	$18,435,613
643,600		Sims Group Ltd.	16,587,640
2,184,800		Transurban Group	13,048,840

		Total Australia	48,072,093

		Belgium—0.8%
304,100		Belgacom S.A.	14,871,374

		Bermuda—0.9%
635,400		Invesco Ltd.	17,295,588

		Brazil—2.4%
147,000		Aracruz Celulose S.A. (ADR)	10,556,070
264,900		Bovespa Holding S.A.	3,870,341
795,700	[1]	Cia Energetica de Minas Gerais (ADR)	12,675,501
133,500	[1]	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)	17,461,800

		Total Brazil	44,563,712

		Canada—3.7%
515,400	[1]	Barrick Gold Corp.	26,537,946
1,181,500	[2]	Kinross Gold Corp.	26,064,663
43,300		Potash Corp. of Saskatchewan	6,100,104
237,600		TELUS Corp.	10,327,040

		Total Canada	69,029,753

		Chile—0.8%
295,200	[1]	Banco Santander-Chile (ADR)	14,482,512

		China—0.1%
2,000,000		Huaneng Power Intl., Inc.	1,604,616

		Finland—0.5%
159,100		Wartsila Oyj, B Shares	10,233,919

		France—4.6%
340,100		AXA S.A.	11,681,554
122,300		BNP Paribas	12,131,471
163,500		Cap Gemini S.A.	8,908,518
102,500		Casino Guichard Perrachon S.A.	11,339,285
291,900		France Telecom S.A.	10,294,702
277,000		Total S.A.	20,159,644
275,000		Vivendi	11,081,294

		Total France	85,596,468

		Germany—5.5%
87,800		BASF AG	11,435,166
130,200		DaimlerChrysler AG	10,181,566
470,200	[1]	Deutsche Post AG	15,184,607
115,100		E.ON AG	21,196,477
134,100		Linde AG	17,497,979
153,700		SAP AG	7,376,762
143,800		Siemens AG	18,535,990

		Total Germany	101,408,547

		Greece—0.5%
284,500		Piraeus Bank S.A.	9,142,173

		Hong Kong—4.4%
818,000		China Mobile Ltd.	12,059,937
1,842,100		China Resources Power Holdings Co.	4,412,404
938,700		Esprit Holdings Ltd.	12,225,121
3,962,000		Hang Lung Properties Ltd.	15,685,446
1,663,300		Kerry Properties Ltd.	11,212,830
4,073,000		New World Development Co. Ltd.	12,471,680
204,200		Sun Hung Kai Properties Ltd.	4,052,112
3,224,500		Yue Yuen Industrial Holdings	9,435,595

		Total Hong Kong	81,555,125

		Indonesia—0.8%
2,973,900		PT Astra Intl. Tbk	8,764,265
155,800	[1]	Telekomunikasi Indonesia Tbk PT (ADR)	6,288,088

		Total Indonesia	15,052,353

		Israel—0.8%
488,100		Cellcom Israel Ltd.	15,048,123

		Italy—2.6%
2,160,000		Enel S.p.A.	23,991,267

Shares		Description	Value

		Italy— (cont’d)
726,400		Eni S.p.A.	$23,486,338

		Total Italy	47,477,605

		Japan—9.5%
1,770,500		Bank of Yokohama Ltd. (The)	11,601,866
209,500		Daito Trust Construction Co. Ltd.	11,381,117
126,200		Fanuc Ltd.	11,200,497
529,400		Honda Motor Co. Ltd.	16,371,021
1,144,300		ITOCHU Corp.	10,577,907
760		Japan Real Estate Investment Corp. (REIT)	8,891,957
769,400		Komatsu Ltd.	18,757,397
989,000		Konica Minolta Holdings, Inc.	15,937,815
60,100		Nintendo Co. Ltd.	30,391,557
227,500		Shin-Etsu Chemical Co. Ltd.	12,032,938
1,180,000		Shizuoka Bank Ltd. (The)	13,048,893
1,154,600		Sumitomo Corp.	16,134,636

		Total Japan	176,327,601

		Luxembourg—1.4%
143,400	[2]	Millicom Intl. Cellular S.A.	15,191,796
199,800		Oriflame Cosmetics S.A.	10,967,358

		Total Luxembourg	26,159,154

		Malaysia—1.7%
6,144,725		IOI Corp. Bhd	13,646,922
5,111,200		Telekom Malaysia Bhd	18,009,368

		Total Malaysia	31,656,290

		Mexico—1.5%
2,177,200		Fomento Economico Mexicano SAB de CV	7,855,493
425,800	[1]	Fomento Economico Mexicano SAB de CV (ADR)	15,401,186
1,387,100		Kimberly-Clark de Mexico SAB de CV	5,617,060

		Total Mexico	28,873,739

		Netherlands—2.5%
186,000		Akzo Nobel N.V.	13,760,068
95,200		InBev N.V.	7,763,139
846,000	[1,2]	Koninklijke Ahold N.V.	11,086,637
143,200		Nutreco Holding N.V.	9,232,473
139,300		Unilever N.V.	4,542,579

		Total Netherlands	46,384,896

		Norway—2.7%
320,600		Fred Olsen Energy ASA	15,960,295
344,000		Orkla ASA	4,554,141
847,000		ProSafe SE	12,222,433
378,300		Yara Intl. ASA	18,395,398

		Total Norway	51,132,267

		Philippines—1.0%
247,500	[1]	Philippine Long Distance Telephone Co. (ADR)	18,624,375

		Russia—1.1%
257,900		Gazprom OAO (ADR)	12,559,086
129,300		NovaTek OAO (ADR)	8,533,800

		Total Russia	21,092,886

		Singapore—3.4%
2,819,000		CapitaLand Ltd.	11,937,484
1,014,000		Singapore Airlines Ltd.	11,169,109
4,781,000		Singapore Technologies Engineering Ltd.	11,372,349
7,941,100		Singapore Telecommunications Ltd.	20,683,752
628,800		United Overseas Bank Ltd.	7,819,168

		Total Singapore	62,981,862

		South Africa—0.7%
275,000	[1]	Sasol Ltd. (ADR)	13,213,750

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock International Growth and Income Trust (BGY) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		South Korea—0.6%
379,700		Daewoo Securities Co. Ltd.	$9,551,342
23,800		S-Oil Corp.	1,664,752

		Total South Korea	11,216,094

		Spain—1.5%
497,100		Gestevision Telecinco S.A.	10,726,942
512,200		Repsol YPF S.A.	16,381,209

		Total Spain	27,108,151

		Sweden—1.2%
136,800		Skanska AB, B Shares	2,353,917
151,800		SSAB Svenskt Stal AB, Ser. A	4,023,575
1,770,400		TeliaSonera AB	15,733,597

		Total Sweden	22,111,089

		Switzerland—5.1%
354,000	[1]	ABB Ltd. (ADR)	8,850,000
165,300		Ciba Specialty Chemicals AG	6,721,578
243,391		Compagnie Financiere Richemont S.A.	13,923,303
47,300		Nestle S.A.	21,175,982
470,400		Novartis AG	23,832,028
75,300		Syngenta AG	19,857,927

		Total Switzerland	94,360,818

		Taiwan—3.6%
7,286,000		Nan Ya Plastics Corp.	14,619,909
5,172,000		Taiwan Fertlizer Co. Ltd.	16,782,200
7,500,000		Taiwan Mobile Co. Ltd.	10,842,931
1,826,827	[1]	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,952,955
13,673,000	[2]	Via Technologies, Inc.	6,949,865

		Total Taiwan	66,147,860

		Thailand—0.6%
5,095,900		Siam Commercial Bank PCL	11,653,504

		Turkey—0.5%
407,400	[1]	Turkcell Iletisim Hizmet AS (ADR)	9,260,202

		United Kingdom—17.4%
736,500	[1]	Arriva Plc	10,853,344
2,190,900	[1]	BP Plc	23,350,586
443,600	[1]	British American Tobacco Plc	15,890,893
385,973	[1]	De La Rue Plc	6,991,775
1,064,600	[1]	Diageo Plc	21,490,148
1,724,300	[1]	ICAP Plc	23,344,697
251,300		Imperial Tobacco Group Plc	12,292,340
466,550		Intercontinental Hotels Group Plc	7,230,866
1,371,200	[1]	Intl. Power Plc	10,947,334
1,696,800	[1]	Meggitt Plc	9,708,120
618,200	[1]	National Express Group Plc	14,569,439
1,806,100	[1]	Northumbrian Water Group Plc	12,743,632
562,900		Royal Dutch Shell Plc, Class B	19,561,283
792,600	[1]	Scottish & Newcastle Plc	12,394,167
496,200	[1]	Scottish & Southern Energy Plc	15,119,784
646,100	[1]	Shire Plc	11,577,663
590,700		Smiths Group Plc	11,788,742
2,300,000	[1]	Tesco Plc	19,226,949
252,200		Unilever Plc	8,313,474
899,100		United Business Media Plc	9,891,791
675,100	[1]	United Utilities Plc	9,619,962
6,444,500		Vodafone Group Plc	22,544,524
178,000		Vodafone Group Plc (ADR)	6,194,400
219,400	[1]	Willis Group Holdings Ltd.	7,731,656

		Total United Kingdom	323,377,569

		United States—0.5%
14,300		CME Group, Inc.	8,850,270

		Total Common Stocks (cost $1,731,678,396)	1,625,966,338

Shares	Description	Value

	MONEY MARKET FUND—11.9%
221,349,807 [3]	Fidelity Institutional Money Market Prime Portfolio, 3.96% (cost $221,349,807)	$221,349,807

	Total investments before outstanding options written (cost $1,953,028,2034)	1,847,316,145

Contracts

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(1,770)	ABB Ltd. (ADR), strike price $30, expires 02/18/08	(17,700)
(77,600)	Akzo Nobel N.V., strike price 55.39 EUR, expires 03/04/08	(97,571)
(3,500)	Akzo Nobel N.V., strike price 56 EUR, expires 03/04/08	(3,819)
(11,000)	Akzo Nobel N.V., strike price 56.50 EUR, expires 04/01/08	(21,363)
(800)	Aracruz Celulose S.A. (ADR), strike price $75, expires 04/21/08	(320,000)
(87,000)	Arriva Plc, strike price 7.43 GBP, expires 04/01/08	(73,032)
(467,000)	Arriva Plc, strike price 7.94 GBP, expires 03/04/08	(120,761)
(90,000)	AXA S.A., strike price 29 EUR, expires 02/20/08	(16,702)
(51,000)	AXA S.A., strike price 29.63 EUR, expires 02/05/08	(1)
(140,000)	Banco Santander-Chile (ADR), strike price $50.10, expires 03/05/08	(186,382)
(974,000)	Bank of Yokohama Ltd. (The), strike price 845.62 JPY, expires 02/12/08	(1,235)
(1,370)	Barrick Gold Corp., strike price $47.50, expires 04/21/08	(938,450)
(37,200)	BASF AG, strike price 101.24 EUR, expires 03/04/08	(11,658)
(11,000)	BASF AG, strike price 103.82 EUR, expires 04/01/08	(7,944)
(100,000)	Belgacom S.A., strike price 35.01 EUR, expires 04/01/08	(47,973)
(67,300)	Belgacom S.A., strike price 35.89 EUR, expires 02/05/08	(48)
(30,200)	BNP Paribas, strike price 80 EUR, expires 02/20/08	(3,449)
(37,000)	BNP Paribas, strike price 84 EUR, expires 03/04/08	(5,387)
(770,000)	BP Plc, strike price 6.30 GBP, expires 02/20/08	(22,557)
(247,500)	BP Plc, strike price 6.38 GBP, expires 03/04/08	(5,821)
(560,000)	BP Plc, strike price 6.40 GBP, expires 03/19/08	(28,773)
(62,000)	BP Plc, strike price 6.48 GBP, expires 04/01/08	(4,317)
(185,200)	British American Tobacco Plc, strike price 19.81 GBP, expires 03/04/08	(86,238)
(52,600)	British American Tobacco Plc, strike price 19.95 GBP, expires 04/01/08	(45,435)
(50,000)	Cap Gemini S.A., strike price 41.88 EUR, expires 03/04/08	(42,332)
(1,000,000)	CapitaLand Ltd., strike price 7.25 SGD, expires 05/07/08	(131,334)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock International Growth and Income Trust (BGY) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(6,200)	Casino Guichard Perrachon S.A., strike price 75 EUR, expires 04/01/08	$(33,553)
(42,700)	Casino Guichard Perrachon S.A., strike price 75.91 EUR, expires 03/04/08	(141,906)
(7,500)	Casino Guichard Perrachon S.A., strike price 76.60 EUR, expires 02/20/08	(15,413)
(151,000)	Cellcom Israel Ltd., strike price $31.55, expires 03/20/08	(146,968)
(117,000)	Cellcom Israel Ltd., strike price $35.31, expires 02/08/08	(1,193)
(450,000)	China Mobile Ltd., strike price 135.48 HKD, expires 02/12/08	(15,360)
(933,000)	China Resources Power Holdings Co., strike price 26.46 HKD, expires 02/12/08	(33)
(400)	Cia Energetica de Minas Gerais (ADR), strike price $20, expires 03/24/08	(21,000)
(105,000)	Cia Energetica de Minas Gerais (ADR), strike price $22.50, expires 03/20/08	(3,507)
(50,000)	Ciba Specialty Chemicals AG, strike price 57.87 CHF, expires 03/04/08	(5,817)
(55)	CME Group, Inc., strike price $680, expires 03/24/08	(47,850)
(12,000)	Compagnie Financiere Richemont S.A., strike price 74.70 CHF, expires 04/01/08	(6,702)
(18,000)	Compagnie Financiere Richemont S.A., strike price 75.50 CHF, expires 02/20/08	(492)
(104,000)	Compagnie Financiere Richemont S.A., strike price 79 CHF, expires 03/04/08	(4,787)
(95,000)	Daewoo Securities Co. Ltd., strike price $26, expires 05/07/08	(136,705)
(9,300)	DaimlerChrysler AG, strike price 71.48 EUR, expires 02/05/08	—
(54,000)	DaimlerChrysler AG, strike price 73.50 EUR, expires 02/08/08	(482)
(31,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 02/26/08	(78,560)
(83,800)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 04/02/08	(417,443)
(43,000)	De La Rue Plc, strike price 8.22 GBP, expires 02/20/08	(80,510)
(266,000)	De La Rue Plc, strike price 9.59 GBP, expires 03/04/08	(111,877)
(48,000)	Deutsche Post AG, strike price 23.75 EUR, expires 02/05/08	(820)
(117,600)	Deutsche Post AG, strike price 24.52 EUR, expires 03/04/08	(32,860)
(460,000)	Diageo Plc, strike price 11 GBP, expires 03/04/08	(88,618)
(129,000)	Diageo Plc, strike price 11.10 GBP, expires 04/01/08	(46,121)
(54,900)	E.ON AG, strike price 147.90 EUR, expires 03/04/08	(28,332)
(8,400)	E.ON AG, strike price 156.39 EUR, expires 04/01/08	(6,084)
(300,000)	Enel S.p.A., strike price 8.20 EUR, expires 03/19/08	(29,347)
(888,000)	Enel S.p.A., strike price 8.50 EUR, expires 02/05/08	(3,219)
(53,000)	Eni S.p.A., strike price 24.35 EUR, expires 02/20/08	(5,303)
(242,400)	Eni S.p.A., strike price 25.25 EUR, expires 03/04/08	(17,782)
(250,000)	Eni S.p.A., strike price 25.64 EUR, expires 02/05/08	(389)
(192,000)	Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(294,381)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(136,500)	Esprit Holdings Ltd., strike price 115.04 HKD, expires 02/12/08	$(17,229)
(42,000)	Fanuc Ltd., strike price 11 JPY, expires 02/26/08	(24,858)
(2,000)	Fomento Economico Mexicano SAB de CV (ADR), strike price $40, expires 03/24/08	(195,000)
(1,500)	Fomento Economico Mexicano SAB de CV (ADR), strike price $40, expires 04/21/08	(217,500)
(60,000)	France Telecom S.A., strike price 25.91 EUR, expires 02/05/08	(38)
(100,000)	France Telecom S.A., strike price 26.54 EUR, expires 03/04/08	(26,004)
(65,000)	Fred Olsen Energy ASA, strike price 284.85 NOK, expires 02/20/08	(45,151)
(90,000)	Fred Olsen Energy ASA, strike price 305.42 NOK, expires 03/04/08	(32,951)
(90,300)	Gazprom OAO (ADR), strike price $61, expires 03/04/08	(3,323)
(51,500)	Gazprom OAO (ADR), strike price $62.19, expires 04/01/08	(8,230)
(152,000)	Gestevision Telecinco S.A., strike price 19 EUR, expires 02/20/08	(2)
(770,000)	Hang Lung Properties Ltd., strike price 30.89 HKD, expires 05/07/08	(337,706)
(619,000)	Hang Lung Properties Ltd., strike price 32.40 HKD, expires 02/12/08	(60,326)
(132,350)	Honda Motor Co. Ltd., strike price 3 JPY, expires 05/07/08	(280,096)
(2,000,000)	Huaneng Power Intl., Inc., strike price 8.23 HKD, expires 02/12/08	(78)
(106,000)	ICAP Plc, strike price 6.67 GBP, expires 02/20/08	(88,680)
(840,000)	ICAP Plc, strike price 7.14 GBP, expires 03/04/08	(524,753)
(83,000)	Imperial Tobacco Group Plc, strike price 24.13 GBP, expires 03/04/08	(203,475)
(55,200)	Imperial Tobacco Group Plc, strike price 24.60 GBP, expires 04/01/08	(148,438)
(62,200)	InBev N.V., strike price 60 EUR, expires 02/05/08	(254)
(140,000)	Intercontinental Hotels Group Plc, strike price 10.16 GBP, expires 03/04/08	(4,186)
(162,500)	Intl. Power Plc, strike price 4.69 GBP, expires 02/05/08	(117)
(99,500)	Intl. Power Plc, strike price 4.71 GBP, expires 04/01/08	(10,467)
(487,500)	Intl. Power Plc, strike price 4.74 GBP, expires 03/04/08	(15,562)
(100,000)	Invesco Ltd., strike price $28.36, expires 02/15/08	(32,680)
(100,000)	Invesco Ltd., strike price $29.12, expires 03/20/08	(65,850)
(117,000)	Invesco Ltd., strike price $32.01, expires 02/29/08	(6,131)
(2,000,000)	IOI Corp. Bhd, strike price $7.52, expires 02/12/08	(65,400)
(1,750,000)	IOI Corp. Bhd, strike price $7.53, expires 02/26/08	(113,750)
(630,000)	ITOCHU Corp., strike price 1 JPY, expires 02/26/08	(7,811)
(380)	Japan Real Estate Investment Corp. (REIT), strike price 1 JPY, expires 02/26/08	(22,682)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock International Growth and Income Trust (BGY) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(382,000)	Kerry Properties Ltd., strike price 54.07 HKD, expires 05/07/08	$(216,503)
(200,000)	Kerry Properties Ltd., strike price 64.55 HKD, expires 02/12/08	(1,274)
(336,000)	Kimberly-Clark de Mexico SAB de CV, strike price 47 MXN, expires 03/13/08	(30,030)
(302,000)	Kimberly-Clark de Mexico SAB de CV, strike price 48.50 MXN, expires 02/27/08	(9,053)
(125,000)	Kimberly-Clark de Mexico SAB de CV, strike price 48.60 MXN, expires 02/27/08	(3,591)
(2,100)	Kinross Gold Corp., strike price 18 CAD, expires 02/18/08	(909,815)
(2,600)	Kinross Gold Corp., strike price 19 CAD, expires 02/18/08	(893,382)
(1,800)	Kinross Gold Corp., strike price 24 CAD, expires 03/24/08	(224,092)
(272,800)	Komatsu Ltd., strike price 3 JPY, expires 02/12/08	(3,591)
(247,200)	Konica Minolta Holdings, Inc., strike price 1 JPY, expires 05/07/08	(288,929)
(472,500)	Koninklijke Ahold N.V., strike price 10.23 EUR, expires 02/05/08	(665)
(266,000)	Koninklijke Ahold N.V., strike price 9.10 EUR, expires 04/01/08	(185,605)
(70)	Linde AG, strike price 92 EUR, expires 02/15/08	(12,228)
(56,800)	Linde AG, strike price 93.24 EUR, expires 03/04/08	(147,694)
(10,000)	Linde AG, strike price 96.06 EUR, expires 04/01/08	(35,336)

(730,000)	Meggitt Plc, strike price 3.09 GBP, expires 03/04/08	(61,082)
(50,000)	Millicom Intl. Cellular S.A., strike price $130, expires 02/15/08	(39,735)
(4,000,000)	Nan Ya Plastics Corp., strike price $83.81, expires 02/12/08	(40)
(295,000)	National Express Group Plc, strike price 11.75 GBP, expires 03/04/08	(372,568)
(44,900)	National Express Group Plc, strike price 11.94 GBP, expires 02/20/08	(37,648)
(630)	Nestle S.A., strike price 530 CHF, expires 02/15/08	(5,100)
(19,700)	Nestle S.A., strike price 548.78 CHF, expires 03/04/08	(11,533)
(935,000)	New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(240,553)
(490,000)	New World Development Co. Ltd., strike price 26.71 HKD, expires 02/12/08	(15,667)
(19,000)	Nintendo Co. Ltd., strike price 63 JPY, expires 02/12/08	(25,847)
(860,000)	Northumbrian Water Group Plc, strike price 3.50 GBP, expires 03/04/08	(328,450)
(109,000)	Novartis AG, strike price 65.34 CHF, expires 03/04/08	(2,448)
(100,000)	Novartis AG, strike price 67.13 CHF, expires 04/01/08	(12,696)
(50,000)	Novartis AG, strike price 68.50 CHF, expires 02/20/08	(1,193)
(71,000)	NovaTek OAO (ADR), strike price $71.40, expires 04/01/08	(177,166)
(35,800)	Nutreco Holding N.V., strike price 46 EUR, expires 02/20/08	(38,158)
(43,000)	Nutreco Holding N.V., strike price 46 EUR, expires 03/04/08	(70,931)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(17,000)	Oriflame Cosmetics S.A., strike price 400.86 SEK, expires 02/20/08	$(3,321)
(10,000)	Oriflame Cosmetics S.A., strike price 406.98 SEK, expires 04/01/08	(9,823)
(83,200)	Oriflame Cosmetics S.A., strike price 413.03 SEK, expires 03/04/08	(24,875)
(83,000)	Orkla ASA, strike price 105 NOK, expires 02/20/08	(21)
(105,000)	Orkla ASA, strike price 106.25 NOK, expires 03/04/08	(151)
(156,000)	Orkla ASA, strike price 89.79 NOK, expires 04/01/08	(17,094)
(17,600)	Philippine Long Distance Telephone Co. (ADR), strike price $75.40, expires 02/15/08	(28,262)
(118,500)	Philippine Long Distance Telephone Co. (ADR), strike price $75.59, expires 03/20/08	(335,533)
(110,000)	Piraeus Bank S.A., strike price 28.09 EUR, expires 02/05/08	(2)
(140)	Potash Corp. of Saskatchewan, strike price $140, expires 03/24/08	(172,200)
(116,100)	ProSafe SE, strike price 88.27 NOK, expires 04/01/08	(34,863)
(64,130)	ProSafe SE, strike price 92.65 NOK, expires 02/20/08	(900)
(286,000)	ProSafe SE, strike price 93.37 NOK, expires 03/04/08	(11,196)
(1,635,000)	PT Astra Intl. Tbk, strike price $29, expires 04/02/08	(353,977)
(84,600)	QBE Insurance Group Ltd., strike price 31.09 AUD, expires 05/07/08	(44,786)
(97,000)	QBE Insurance Group Ltd., strike price 31.66 AUD, expires 02/12/08	(1,458)
(37,000)	Repsol YPF S.A., strike price 25.52 EUR, expires 02/05/08	(42)
(162,000)	Repsol YPF S.A., strike price 26.08 EUR, expires 02/20/08	(6,817)
(29,100)	Royal Dutch Shell Plc, Class B, strike price 19.83 GBP, expires 02/05/08	(1)
(204,000)	Royal Dutch Shell Plc, Class B, strike price 20.80 GBP, expires 02/20/08	(17,577)
(170,000)	Royal Dutch Shell Plc, Class B, strike price 21 GBP, expires 02/15/08	(4,231)
(19,000)	Royal Dutch Shell Plc, Class B, strike price 21.58 GBP, expires 04/01/08	(3,231)
(23,800)	S-Oil Corp., strike price $83, expires 02/12/08	(14)
(25,300)	SAP AG, strike price 35.26 EUR, expires 02/05/08	(5)
(128,400)	SAP AG, strike price 37.01 EUR, expires 03/04/08	(9,384)
(50,000)	Sasol Ltd. (ADR), strike price $51.15, expires 02/15/08	(32,050)
(500)	Sasol Ltd. (ADR), strike price $55, expires 03/24/08	(42,500)
(57,500)	Scottish & Newcastle Plc, strike price 7.50 GBP, expires 04/01/08	(79,939)
(378,000)	Scottish & Newcastle Plc, strike price 7.59 GBP, expires 03/04/08	(392,287)
(210,000)	Scottish & Southern Energy Plc, strike price 16.74 GBP, expires 03/04/08	(43,882)

4

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock International Growth and Income Trust (BGY) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(60,000)	Scottish & Southern Energy Plc, strike price 16.86 GBP, expires 03/04/08	$(13,613)
(56,900)	Shin-Etsu Chemical Co. Ltd., strike price 6 JPY, expires 05/07/08	(179,037)
(308,000)	Shire Plc, strike price 11.45 GBP, expires 03/04/08	(7,404)
(47,000)	Shire Plc, strike price 11.84 GBP, expires 02/20/08	(28)
(649,000)	Shizuoka Bank Ltd. (The), strike price 1 JPY, expires 02/12/08	(7,641)
(9,000)	Siemens AG, strike price 104.25 EUR, expires 04/01/08	(7,746)
(59,600)	Siemens AG, strike price 108.66 EUR, expires 03/04/08	(4,531)
(100)	Siemens AG, strike price 110 EUR, expires 03/20/08	(1,683)
(302,500)	Sims Group Ltd., strike price 27.67 AUD, expires 02/12/08	(404,175)
(507,000)	Singapore Airlines Ltd., strike price 18.50 SGD, expires 02/26/08	(800)
(1,400,000)	Singapore Technologies Engineering Ltd., strike price 3.87 SGD, expires 02/26/08	(6,724)
(1,200,000)	Singapore Technologies Engineering Ltd., strike price 3.88 SGD, expires 02/12/08	(48)
(2,100,000)	Singapore Telecommunications Ltd., strike price 3.87 SGD, expires 05/07/08	(252,978)
(667,000)	Singapore Telecommunications Ltd., strike price 3.99 SGD, expires 02/12/08	(8,008)
(235,000)	Smiths Group Plc, strike price 11.25 GBP, expires 03/04/08	(10,856)
(38,000)	SSAB Svenskt Stal AB, Ser. A, strike price 174.30 SEK, expires 02/20/08	(35,709)
(45,000)	SSAB Svenskt Stal AB, Ser. A, strike price 193.96 SEK, expires 02/05/08	(474)
(288,650)	Sumitomo Corp., strike price 1 JPY, expires 05/07/08	(344,964)
(36,200)	Syngenta AG, strike price 292.74 CHF, expires 03/04/08	(354,279)
(5,200)	Syngenta AG, strike price 306.99 CHF, expires 04/01/08	(51,041)
(2,850,000)	Taiwan Fertlizer Co. Ltd., strike price $80.71, expires 02/12/08	(2,109,285)
(3,750,000)	Taiwan Mobile Co. Ltd., strike price $60.97, expires 04/02/08	(186,750)
(1,560)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10, expires 03/24/08	(31,200)
(130,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 02/05/08	(715)
(2,080,250)	Telekom Malaysia Bhd, strike price $10.61, expires 02/12/08	(479,498)
(558)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $45, expires 04/21/08	(106,020)
(600,000)	TeliaSonera AB, strike price 61.75 SEK, expires 03/19/08	(44,071)
(370,000)	TeliaSonera AB, strike price 63.73 SEK, expires 02/05/08	(1)
(510)	TELUS Corp., strike price 50 CAD, expires 02/18/08	(7,619)
(79,600)	TELUS Corp., strike price 52.10 CAD, expires 02/29/08	(904)
(460,000)	Tesco Plc, strike price 4.30 GBP, expires 04/01/08	(176,783)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(805,000)	Tesco Plc, strike price 4.81 GBP, expires 02/05/08	$(1,524)
(53,000)	Total S.A., strike price 57.26 EUR, expires 02/20/08	(9,732)
(47,000)	Total S.A., strike price 57.60 EUR, expires 03/19/08	(16,914)
(48,800)	Total S.A., strike price 58.76 EUR, expires 02/05/08	(73)
(59,000)	Total S.A., strike price 60.66 EUR, expires 04/01/08	(14,164)
(546,200)	Transurban Group, strike price 6.95 AUD, expires 05/07/08	(87,524)
(46,000)	Turkcell Iletisim Hizmet AS (ADR), strike price $27.50, expires 03/20/08	(22,908)
(1,780)	Turkcell Iletisim Hizmet AS (ADR), strike price $30, expires 02/18/08	(26,700)
(745)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $160, expires 04/21/08	(167,625)
(76,600)	Unilever N.V., strike price 24.73 EUR, expires 02/05/08	(1)
(110,300)	Unilever Plc, strike price 17.26 GBP, expires 02/05/08	(13,258)
(270,000)	United Business Media Plc, strike price 6.29 GBP, expires 03/04/08	(33,679)
(157,200)	United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(68,527)
(371,700)	United Utilities Plc, strike price 7.98 GBP, expires 03/04/08	(46,797)
(70,000)	Vivendi, strike price 31.61 EUR, expires 02/20/08	(7,987)
(81,000)	Vivendi, strike price 32.52 EUR, expires 03/04/08	(3,522)
(980)	Vodafone Group Plc (ADR), strike price $40.50, expires 02/22/08	(2,881)
(468,000)	Vodafone Group Plc, strike price 1.84 GBP, expires 02/20/08	(33,277)
(1,525,000)	Vodafone Group Plc, strike price 1.99 GBP, expires 03/04/08	(72,026)
(75,800)	Wartsila Oyj, B Shares, strike price 55.71 EUR, expires 03/04/08	(18,941)
(100)	Weatherford Intl. Ltd., strike price $135, expires 04/21/08	(38,000)
(34,000)	Yara Intl. ASA, strike price 204.14 NOK, expires 02/20/08	(372,494)
(87,200)	Yara Intl. ASA, strike price 234.52 NOK, expires 03/04/08	(588,700)
(158,400)	Yara Intl. ASA, strike price 279.25 NOK, expires 04/01/08	(466,547)
(720,000)	Yue Yuen Industrial Holdings, strike price 24.29 HKD, expires 05/07/08	(122,292)
(410,500)	Yue Yuen Industrial Holdings, strike price 26.87 HKD, expires 02/12/08	(1,740)

	Total Outstanding Call Options Written (premium received $32,483,817)	(19,767,867)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(77)	CME Group, Inc., strike price $600, expires 02/18/08	(99,330)
(1,033)	Dow Jones Euro Stoxx, strike price 3,500 EUR, expires 02/15/08	(284,884)
(250)	FTSE 100 Index, strike price 5,400 GBP, expires 02/15/08	(105,641)
(2,000)	iShares MSCI Emerging Markets, strike price $125, expires 02/16/08	(410,000)
(900)	PetroChina Co. Ltd. (ADR), strike price $120, expires 02/18/08	(119,250)

5

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock International Growth and Income Trust (BGY) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(490)	Potash Corp. of Saskatchewan, strike price $120, expires 02/18/08	$(68,600)
(415,000)	Sun Hung Kai Properties Ltd., strike price151.80 HKD, expires 02/26/08	(471,270)

	Total Outstanding Put Options Written (premium received $2,714,824)	(1,558,975)

	Total Outstanding Options Written (premium received $35,198,641)	(21,326,842)

Total investments net of outstanding options written—98.2%		$1,825,989,303
Other assets in excess of liabilities—1.8%		33,150,917

Net Assets—100.0%		$1,859,140,220

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Represents current yield as of January 31, 2008.

[4]

Cost for federal income tax purposes is $1,953,201,185. The net unrealized depreciation on a tax basis is $105,885,040, consisting of $61,712,262 gross unrealized appreciation and $167,597,302 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

6

Item 2 – Controls and Procedures

2(a)–     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: March 24, 2008